Cash (Details) - Schedule of Cash In the Consolidated Statements of Cash Flows - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash In the Consolidated Statements of Cash Flows [Abstract]
Cash in the consolidated statements of cash flows	$ 467,235	$ 161,022